UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
 Smith Barney Fund Management LLC
300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31
Date of reporting period: December 31, 2004

ITEM 1.   REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

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Letter from the Chairman

Dear Shareholder,

Despite sharply rising oil prices, threats of terrorism, geopolitical concerns, and uncertainties surrounding the presidential election, the U.S. economy continued to expand during the reporting period. Following a robust 4.5% gain in the first quarter of 2004, gross domestic product (“GDP”)[i] was 3.3% in the second quarter of the year. This decline was largely attributed to higher energy prices. However, third quarter 2004 GDP rose a solid 4.0%. While fourth quarter GDP figures have not yet been released, continued growth is expected.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

funds rateiii by 0.25% to 1.25% at the end of June 2004—the first rate increase in four years. The Fed again raised rates in 0.25% increments during August, September, November, and December, bringing the target for the federal funds rate to 2.25% . After the end of the fund’s reporting period, at their February meeting, the Fed once again raised the target rate by 0.25 % to 2.50% . Regardless of the economic expansion and higher interest rates, the overall bond market generated positive returns during the fiscal year.

Please read on for a more detailed look at prevailing economic and market conditions during the fund’s fiscal year and to learn how those conditions have affected fund performance.

Information About Your Fund

As you may be aware several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included with this report.

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As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 3, 2005

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Manager Overview
Market/Economic Overview

Robust consumer spending and business investment spurred GDP growth over the reporting period. Households benefited from a healthier job market, low interest rates, and the wealth effect created from rising home prices. Corporations continued to reap profits from improved balance sheets, low borrowing costs, and continued tax incentives. The economy maintained the momentum of the recovery from the previous year enough for GDP to grow over 4% for 2004. Labor markets improved, although at times unevenly, adding over 2 million jobs during the reporting period. Oil prices rose sharply over the year, peaking in October 2004. Prices have since fallen and we believe this should lessen the negative impact to economic growth in the coming months. Overall, inflation remained well contained, but it rose modestly at the core level.

Performance Review

As of December 31, 2004, the seven-day current yield for the Salomon Brothers Institutional Money Market Fund was 2.12% and its seven-day effective yield, which reflects compounding, was 2.14% .1 Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 1.74% and the seven-day effective yield would have been 1.76%. Past performance is no guarantee of future results. The fund’s yields will vary and performance of other share classes may differ. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
YIELDS AS OF DECEMBER 31, 2004
(unaudited)

Seven-Day	Seven-Day
Current Yield	Effective Yield

2.12%	2.14%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost.

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current and effective yields would have been 1.74% and 1.76%, respectively.

[1]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

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Portfolio Positioning

Money market yields began to move higher in the second quarter of 2004, in anticipation of the first interest rate increase by the Fed. Monetary policy was viewed as being accommodative and the Fed was seen as needing to shift to a less stimulative stance. In the middle of the second quarter, we started to shorten the average maturity of the fund in anticipation of higher yields and more attractive extension opportunities. For the remainder of the year, we maintained a cautious maturity stance. We continue to invest in high quality commercial paper, bank certificates of deposit, and government agencies.

Thank you for your investment in the Salomon Brothers Institutional Money Market Fund. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Kevin Kennedy
Portfolio Manager
January 14, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share. It is possible to lose money by investing in the fund.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

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Fund at a Glance (unaudited)

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Fund Expenses (unaudited)
Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2004 and held for the six months ended December 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratios	the Period(3)

Salomon Brothers Institutional
Money Market Fund	0.79%	$1,000.00	$1,007.90	0.18%	$0.91

(1)	For the six months ended December 31, 2004.

(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Salomon Brothers Institutional
Money Market Fund	5.00%	$1,000.00	$1,024.23	0.18%	$0.92

(1)	For the six months ended December 31, 2004.

(2)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

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Schedule of Investments

December 31, 2004

Face
Amount	Security	Value

Certificates of Deposit — 6.6%
$1,000,000	Caylon NY Branch , 2.23% due 2/14/05	$1,000,000
1,000,000	HBOS Treasury Services, Plc., 2.05% due 1/27/05	999,898

	Total Certificates of Deposit	1,999,898

Commercial Paper — 61.0%
1,000,000	Aquinas Funding LLC, Credit Enhanced by Rabobank 2.27%
	due 2/16/05 (a)	997,099
750,000	Atlantic Asset Securitization Corp., Credit Enhanced by
	Credit Lyonnais 2.33% due 1/21/05 (a)	749,029
1,000,000	Bank of America Corp., 1.75% due 2/4/05	998,347
1,000,000	Brahms Funding Corp., Credit Enhanced by Dresdner Bank,
	2.39% due 1/10/05 (a)	999,402
1,000,000	Chesham Finance LLC, Credit Enhanced by BSN Holdings,
	2.35% due 2/2/05 (a)	997,911
555,000	Cimarron CDO Ltd., Series A-1, 2.40% due 1/26/05 (a)	554,075
1,000,000	Credit Suisse First Boston, 2.20% due 1/18/05	998,961
850,000	Georgetown Funding Co. LLC, 2.46% due 2/24/05	846,864
1,000,000	Grampian Funding LLC, Credit Enhanced by HBOS (b),
	2.21% due 1/24/05	998,588
1,000,000	Hannover Funding Co. LLC, Credit Enhanced by Norddeutsche Bank,
	2.24% due 1/18/05 (a)	998,942
1,000,000	Harwood Street Funding II, 2.24% due 1/27/05 (a)	998,382
625,000	Ivory Funding Corp., Credit Enhanced by Banc One,
	2.35% due 1/25/05 (a)	624,021
1,000,000	Landale Funding LLC, Credit Enhanced by HBOS,
	2.25% due 2/15/05 (a)	997,188
1,000,000	Legacy Capital Co. LLC, Credit Enhanced by Liberty Hampshire,
	1.89% due 2/16/05	997,585
1,000,000	Liberty Street Funding Co., Credit Enhanced by Bank of Nova Scotia,
	2.31% due 1/24/05 (a)	998,524
500,000	Main Street Warehouse Funding LLC, Credit Enhanced by Ameriquest,
	2.40% due 1/21/05	499,334
500,000	Mica Funding LLC, Credit Enhanced by Stanfield,
	2.40% due 1/20/05 (a)	499,367
1,000,000	Nyala Funding LLC, 2.31% due 2/17/05 (a)	996,984
750,000	Polonius, Inc., Credit Enhanced by Den Danske, 2.35% due 1/26/05 (a)	748,776
1,000,000	Solitaire Funding LLC, Credit Enhanced by HSBC, 2.25% due 2/14/05 (a)	997,250
1,000,000	Victory Receivables Corp., Credit Enhanced by Deutsche Bank,
	2.23% due 1/18/05 (a)	998,947

	Total Commercial Paper	18,495,576

See Notes to Financial Statements.

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Schedule of Investments (continued)

December 31, 2004

Face
Amount	Security(a)	Value

Discount Notes — 11.5%
	Federal National Mortgage Association:
$2,000,000	2.35% due 3/9/05	$1,991,253
1,500,000	2.45% due 3/23/05	1,491,738

	Total Discount Notes	3,482,991

Medium-Term Notes (b) — 9.9%
1,000,000	Credit Suisse First Boston, VRDO, 2.39% due 1/20/05	1,000,000
1,000,000	Stanfield Victoria Funding LLC, VRDO, 2.38% due 1/25/05 (a)	999,699
1,000,000	White Pine Finance LLC, VRDO, Credit Enhanced by Banc One,
	2.31% due 1/3/05 (a)	999,856

	Total Medium-Term Notes	2,999,555

Municipal Notes (b) — 6.5%
	New York State Housing Finance Authority:
1,000,000	East 39th Street Housing, VRDO, Credit Enhanced by FNMA,
	2.45% due 1/5/05	1,000,000
1,000,000	Tribeca, VRDO, Credit Enhanced by FNMA, 2.47% due 1/5/05	1,000,000

	Total Municipal Notes	2,000,000

Repurchase Agreement — 4.7%
1,416,000	Bank of America dated 12/31/04, 2.15% due 1/3/05; Proceeds at
	maturity — $1,416,254 (Fully collateralized by various U.S.
	Government Agency Obligations, 0% to 7.375% due 1/7/05
	through 5/15/29 Market value — $1,444,323)	1,416,000

	Total Investments — 100.2%
	(Cost — $30,394,020*)	30,394,020
	Liabilities in Excess of Other Assets — (0.2)%	(68,016)

	Total Net Assets — 100.0%	$30,326,004

The Fund invests primarily in short-term debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2004, 53% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by any one financial institution ranged from 1.6% to 6.6% of total investments.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	For VRDO’s, the maturity date shown is the date of the next interest rate change.

*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

VRDO — Variable Rate Demand Obligation
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

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Statement of Assets and Liabilities
December 31, 2004
ASSETS:
Investments, at value	$30,394,020
Cash	48
Interest receivable	10,803
Prepaid expenses	6,572

Total Assets	30,411,443

LIABILITIES:
Dividends payable	26,465
Administration fee payable	1,259
Directors’ fees payable	136
Accrued expenses	57,579

Total Liabilities	85,439

Total Net Assets	$30,326,004

NET ASSETS:
Par value of capital shares (Note 3)	$30,326
Capital paid in excess of par value	30,295,678
Undistributed net investment income	75
Accumulated net realized loss from investment transactions	(75)

Total Net Assets	$30,326,004

Shares Outstanding	30,326,004

Net Asset Value	1.00

See Notes to Financial Statements.

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Statement of Operations For the Year Ended December 31, 2004
INVESTMENT INCOME:
Interest	$470,797

EXPENSES:
Management fee (Note 2)	66,512
Audit and tax fees	30,881
Shareholder communications	22,599
Administration fee (Note 2)	16,628
Legal fees	15,515
Custody	13,213
Registration fees	9,329
Directors’ fees	5,202
Transfer agency services	1,153
Other	4,147

Total Expenses	185,179
Less: Management fee waiver and expense reimbursement (Note 2)	(125,324)

Net Expenses	59,855

Net Investment Income	410,942

Net Realized Loss From Investment Transactions	(75)

Increase in Net Assets From Operations	$410,867

See Notes to Financial Statements.

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Statements of Changes in Net Assets

For the Years Ended December 31,

	2004	2003

OPERATIONS:
Net investment income	$410,942	$698,725
Net realized gain (loss)	(75)	1,095

Increase in Net Assets From Operations	410,867	699,820

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(409,170)	(698,725)
Net realized gains	—	(1,095)

Decrease in Net Assets From Distributions to Shareholders	(409,170)	(699,820)

FUND SHARE TRANSACTIONS (NOTE 3):
Proceeds from sale of shares	41,873,231	25,601,621
Net asset value of shares issued for reinvestment of distributions	212,680	468,675
Cost of shares reacquired	(42,988,745)	(92,061,481)

Decrease in Net Assets From Fund Share Transactions	(902,834)	(65,991,185)

Decrease in Net Assets	(901,137)	(65,991,185)

NET ASSETS:
Beginning of year	31,227,141	97,218,326

End of year*	$30,326,004	$31,227,141

* Includes undistributed (overdistributed) net investment income of:	$75	$(1,697)

See Notes to Financial Statements.

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Financial Highlights

For a share of capital stock outstanding throughout each year ended December 31:

			Class A Shares

	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.013	0.011	0.018	0.041	0.063
Distributions from net investment income	(0.013)	(0.011)	(0.018)	(0.041)	(0.063)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(2)	1.3%	1.1%	1.8%	4.1%	6.5%
Net Assets, End of Year (000s)	$30,326	$31,227	$97,218	$116,917	$97,865
Ratios to Average Net Assets:
Expenses(1)(3)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	1.24	1.11	1.80	4.08	6.27

(1)	The investment manager waived a portion of its fees for the year ended December 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not waived, the actual expense ratio would have been 0.56%, 0.41%, 0.37%, 0.33% and 0.34% respectively.

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

(3)	The ratio of expenses to average net assets will not exceed 0.18%, as a result of a voluntary expense limitation, which may be discontinued at any time.

See Notes to Financial Statements.

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Notes to Financial Statements

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Series Funds Inc (“Company’’) was incorporated in Maryland on April 17, 1990 as an open-end management investment company, and currently operates as a series company including the Salomon Brothers Institutional Money Market Fund (“Fund’’).

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could differ from those estimates.

(a) SECURITIES VALUATION. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund’s policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) INVESTMENT TRANSACTIONS AND INTEREST INCOME. Investment transactions are recorded as of the trade date. Interest income, including the accretion of discounts or the amortization of premiums, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis.

(d) EXPENSES. Direct expenses are charged to the Fund and general expenses of the Company are allocated to the Fund based on its relative average net assets for the period in which the expense was incurred.

(e) Dividends and Distributions to Shareholders. Dividends on the shares of the Fund are declared each business day to shareholders of record that day, and are paid on the last business day of the month. Distributions of net realized gains to shareholders of the Fund, if any, are declared at least annually. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP.

(f) FEDERAL AND OTHER TAXES. It is the Fund policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

(g) RECLASSIFICATION. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. There are no reclassifications this year.

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Notes to Financial Statements (continued)

Note 2. Management Fee and Other Agreements with Affiliates

The Company retains Salomon Brothers Asset Management Inc (“SBAM’’), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup’’), to act as investment manager of the Fund, subject to the supervision by the Board of Directors of the Company. The management fee to SBAM is based on an annual rate of 0.20% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Under a voluntary agreement between SBAM and the Fund, SBAM has agreed to reduce or otherwise limit the expenses of the Fund (exclusive of taxes, interest, and extraordinary expenses, such as litigation and indemnification expenses), on an annualized basis to 0.18% of the Fund’s average daily net assets. These waivers and/or reimbursements may be reduced or terminated at any time. For the year ended December 31, 2004, SBAM voluntarily waived all of its management fee amounting to $66,512. In addition, SBAM has agreed to reimburse expenses of $58,812.

Smith Barney Fund Management LLC (“SBFM’’), another indirect wholly-owned subsidiary of Citigroup, acts as administrator for the Fund. The administration fee to SBFM is based on an annual rate of 0.05% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Citigroup Global Markets Inc. (“CGM’’), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

During the year ended, Citigroup or affiliated entities, held Shares of the fund in non-discretionary, nominee accounts on behalf of certain non-affiliated investors.

All officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

Note 3. Capital Stock

At December 31, 2004, the Company had 10,000,000,000 shares of authorized capital stock, with a par value of $0.001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

Note 4. Income Tax Information & Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended December 31, were as follows:

	12/31/04	12/31/03

Distributions paid from:
Ordinary income	$409,170	$699,820

As of December 31, 2004, there were no significant differences between the book and tax components of net assets.

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Notes to Financial Statements (continued) Note 5. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

S A L O M O N     B R O T H E R S     I N S T I T U T I O N A L     M O N E Y     M A R K E T     F U N D

Notes to Financial Statements (continued)
Note 6. Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers; including the fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

S A L O M O N     B R O T H E R S     I N S T I T U T I O N A L     M O N E Y     M A R K E T     F U N D

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Salomon Brothers Series Funds Inc and Shareholders of Salomon Brothers Institutional Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Salomon Brothers Institutional Money Market Fund (one of the portfolios constituting Salomon Brothers Series Funds Inc and hereafter referred to as the “Fund”) at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, New York February 18, 2005

S A L O M O N     B R O T H E R S     I N S T I T U T I O N A L     M O N E Y     M A R K E T     F U N D

Additional Information (unaudited) Information about Directors and Officers

The business and affairs of the Salomon Brothers Series Funds Inc (“Company”) are managed under the direction of the Company’s Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Directors of the Company and is available by contacting the transfer agent at 1-800-446-1013.

				Number of
		Term of	Principal	Portfolios in	Other
	Position(s)	Office(1) and	Occupation(s)	Fund Complex	Board
	Held with	Length of	During Past	Overseen by	Memberships
Name, Address and Year of Birth	Company	Time Served	Five Years	Director	Held by Director

Non-Interested Directors:
Carol L. Colman	Director	Since	President, Colman	37	None
Colman Consulting Co.		1992	Consulting Co.
278 Hawley Road
North Salem, NY 10560
Year of Birth: 1946

Daniel P. Cronin	Director	Since	Formerly, Associate	34	None
24 Woodlawn Avenue		1994	General Counsel,
New Rochelle, NY 10804			Pfizer Inc.
Year of Birth: 1946

Leslie H. Gelb	Director	Since	President Emeritus and	34	Director of two
150 East 69th Street		2002	Senior Board Fellow,		registered
New York, NY 10021			The Council on Foreign		investment
Year of Birth: 1937			Relations; formerly,		companies advised
			Columnist, Deputy		by Advantage
			Editorial Page Editor		Advisors, Inc.
			and Editor, Op-Ed Page,		(“Advantage”)
			The New York Times

William R. Hutchinson	Director	Since	President, W.R.	44	Associated
535 N. Michigan Avenue		2003	Hutchinson & Associates		Banc-Corp.
Suite 1012			Inc.; Group Vice
Chicago, IL 60611			President, Mergers
Year of Birth: 1942			and Acquisitions,
			BP Amoco p.l.c.

Riordan Roett	Director	Since	Professor and Director,	34	N/A
The Johns Hopkins University		2002	Latin American Studies
1710 Massachusetts Avenue, NW			Program, Paul H. Nitze
Washington, DC 20036			School of Advanced
Year of Birth: 1938			International Studies,
			The Johns Hopkins
			University

Jeswald W. Salacuse	Director	Since	Henry J. Braker	34	Director of two
Tufts University — The Fletcher		2002	Professor of Commercial		registered
School of Law & Diplomacy			Law and formerly Dean,		investment
160 Packard Avenue			The Fletcher School of		companies
Medford, MA 02155			Law & Diplomacy,		advised by
Year of Birth: 1938			Tufts University		Advantage

S A L O M O N     B R O T H E R S     I N S T I T U T I O N A L     M O N E Y     M A R K E T     F U N D

Additional Information (unaudited) (continued)

Number of
		Term of	Principal	Portfolios in	Other
	Position(s)	Office(1) and	Occupation(s)	Fund Complex	Board
	Held with	Length of	During Past	Overseen by	Memberships
Name, Address and Year of Birth	Company	Time Served	Five Years	Director	Held by Director

Interested Director:
R. Jay Gerken, CFA(2)	Chairman and	Since	Managing Director	219	None
Citigroup Asset	President	2002	of Citigroup Global
Management (“CAM”)			Markets Inc. (“CGM”);
399 Park Avenue, 4th Floor			Chairman, President and
New York, NY 10022			Chief Executive Officer
Year of Birth: 1951			of Smith Barney Fund
Management LLC
(“SBFM”), Travelers
Investment Adviser, Inc.
(“TIA”) and Citi Fund
Management Inc.
(“CFM”); President and
Chief Executive Officer
of certain mutual funds
associated with Citigroup
Inc. (“Citigroup”);
Formerly, Portfolio
Manager of Smith Barney
Allocation Series Inc. (from
1996 to 2001) and Smith
Barney Growth and
Income Fund (from 1996
to 2000)

Officers:
Andrew B. Shoup	Senior Vice	Since	Director of CAM;	N/A	N/A
CAM	President and	2003	Senior Vice President
125 Broad Street, 11th Floor	Chief		and Chief Administrative
New York, NY 10004	Administrative		Officer of mutual funds
Year of Birth: 1956	Officer		associated with Citigroup;
Head of International
Funds Administration of
CAM (from 2001 to 2003);
Director of Global Funds
Administration of CAM
(from 2000 to 2001); Head
of U.S. Citibank Funds
Administration of CAM
(from 1998 to 2000)
Frances M. Guggino	Chief Financial	Since	Vice President of CGM:	N/A	N/A
CAM	Officer and	2004	Chief Financial Officer
125 Broad Street, 10th Floor	Treasurer		and Treasurer of certain
New York, NY 10004			mutual funds associated
Year of Birth: 1957	Controller	1999–2004	with Citigroup; Contoller
of certain mutual funds
associated with Citigroup
(from 1999–2004)

S A L O M O N     B R O T H E R S     I N S T I T U T I O N A L     M O N E Y     M A R K E T     F U N D

Additional Information (unaudited) (continued)

Number of
		Term of	Principal	Portfolios in	Other
	Position(s)	Office* and	Occupation(s)	Fund Complex	Board
	Held with	Length of	During Past	Overseen by	Memberships
Name, Address and Year of Birth	Company	Time Served	Five Years	Director	Held by Director

Robert E. Amodeo	Executive Vice	Since	Managing Director	N/A	N/A
CAM	President	1992	(since 2002) and Director
399 Park Avenue, 4th Floor			(from 1999 to 2002) of
New York, NY 10022			Salomon Brothers Asset
Year of Birth: 1964			Management Inc
(“SBAM”) and CGM; Vice
President (from 1992 to
1999) of SBAM and SSB
Charles K. Bardes	Executive Vice	Since	Vice President (since	N/A	N/A
CAM	President	1998	1997); formerly, employee
399 Park Avenue, 4th Floor			of SBAM and CGM
New York, NY 10022
Year of Birth: 1959
James E. Craige, CFA	Executive Vice	Since	Managing Director of	N/A	N/A
CAM	President	1995	CGM and SBAM since
399 Park Avenue, 4th Floor			December 1998;
New York, NY 10022			Director of CGM and
Year of Birth: 1967			SBAM since January 1998
and Vice President of
CGM and SBAM from
May 1992 to January 1998
Thomas A Croak	Executive Vice	Since	Vice President of SBAM	N/A	N/A
CAM	President	1998
399 Park Avenue, 4th Floor
New York, NY 10022
Year of Birth: 1961
Robert Feitler, Jr.	Executive Vice	Since	Director of SBAM
CAM	President	2004
399 Park Avenue, 4th Floor
New York, NY 10022
Year of Birth: 1959
Thomas K. Flanagan, CFA	Executive Vice	Since	Managing Director	N/A	N/A
CAM	President	1995	of SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Year of Birth: 1953
Vincent Gao	Executive Vice	Since	Director of SBAM
CAM	President	2004
399 Park Avenue, 4th Floor
New York, NY 10022
Year of Birth: 1974
John G. Goode	Executive Vice	Since	Managing Director	N/A	N/A
CAM	President	2002	of SBAM
One Sansome Street, 36th Floor
San Francisco, CA 94104
Year of Birth: 1944

S A L O M O N     B R O T H E R S     I N S T I T U T I O N A L     M O N E Y     M A R K E T     F U N D

Additional Information (unaudited) (continued)

Number of
		Term of	Principal	Portfolios in	Other
	Position(s)	Office(1) and	Occupation(s)	Fund Complex	Board
	Held with	Length of	During Past	Overseen by	Memberships
Name, Address and Year of Birth	Company	Time Served	Five Years	Director	Held by Director

Peter J. Hable	Executive Vice	Since	Managing Director	N/A	N/A
CAM	President	2002	of SBAM
One Sansome Street, 36th Floor
San Francisco, CA 94104
Year of Birth: 1958
Kevin Kennedy	Executive Vice	Since	Managing Director	N/A	N/A
CAM	President	1996	of SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Year of Birth: 1954
Roger M. Lavan, CFA	Executive Vice	Since	Managing Director	N/A	N/A
CAM	President	1995	of SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Year of Birth: 1963
Mark J. McAllister	Executive Vice	Since	Managing Director	N/A	N/A
CAM	President	2000	of SBAM
399 Park Avenue
New York, NY 10022
Year of Birth: 1962
Michael McElroy	Executive Vice	Since	Managing Director
Citigroup Centre	President	2004	of SBAM
Canada Square
London E14 5LB
England
Year of Birth: 1965
Maureen O’Callaghan	Executive Vice	Since	Managing Director	N/A	N/A
CAM SBAM	President	1997	of SBAM (since January
399 Park Avenue, 4th Floor			2001); Director and Vice
New York, NY 10022			President of SBAM (prior
Year of Birth: 1964			to 2001)
Beth A. Semmel, CFA	Executive Vice	Since	Managing Director	N/A	N/A
CAM	President	1995	of CGM and SBAM since
399 Park Avenue, 4th Floor			December 1998; Director
New York, NY 10022			of CGM and SBAM since
Year of Birth: 1960			January 1996
Peter J. Wilby, CFA	President	Since	Managing Director	N/A	N/A
CAM		2002	of CGM and SBAM
399 Park Avenue, 4th Floor
New York, NY 10022	Executive Vice	1993-
Year of Birth: 1958	President	2002

S A L O M O N     B R O T H E R S     I N S T I T U T I O N A L     M O N E Y     M A R K E T     F U N D

Additional Information (unaudited) (continued)

Number of
		Term of	Principal	Portfolios in	Other
	Position(s)	Office(1) and	Occupation(s)	Fund Complex	Board
	Held with	Length of	During Past	Overseen by	Memberships
Name, Address and Year of Birth	Company	Time Served	Five Years	Director	Held by Director

George J. Williamson	Executive Vice	Since	Managing Director	N/A	N/A
CAM	President	1998	of SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Year of Birth: 1933
Andrew Beagley	Chief Anti-Money	Since	Director of CGM (since	N/A	N/A
CAM	Laudering	2002	2000); Director of
399 Park Avenue, 4th Floor	Compliance		Compliance, North America,
New York, NY 10022	Officer		CAM (since 2000); Chief
Year of Birth: 1962	and Chief		Anti-Money Laundering
	Complance Officer		Compliance Officer, Chief
Compliance Officer;
Chief Compliance Officer
and Vice President of
certain mutual funds
associated with Citigroup;
Director of Compliance,
Europe, the Middle East
and Africa, CAM (from 1999
to 2000)
Wendy S. Setnicka	Controller	Since	Vice President of CAM	N/A	N/A
CAM		2004	(since 2003); Controller
125 Broad Street, 10th Floor			of certain mutual funds
New York, NY 10004			associated with
Year of Birth: 1964			Citigroup: Assistant
Controller of CAM
(from 2002 to 2004);
Accounting Manager
with CAM (from 1998
to 2002).
Robert I. Frenkel	Secretary and	Since	Managing Director and	N/A	N/A
CAM	Chief Legal	2003	General Counsel of
300 First Stamford Place	Officer		Global Mutual Funds
4th Floor			for CAM and its
Stamford, CT 06902			predecessor (since
Year of Birth: 1954			1994); Secretary and
Chief Legal Officer of
mutual funds associated
with Citigroup

(1)	Directors are elected until the Investment Company’s next annual meeting and until their successors are elected and qualified. Officers are elected or appointed by Directors and hold office until they resign, are removed or are otherwise disqualified to serve.

(2)	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

S A L O M O N     B R O T H E R S     I N S T I T U T I O N A L     M O N E Y     M A R K E T     F U N D

Directors CA R O L L. CO L M A N DA N I E L P. CR O N I N LE S L I E H. GE L B R. JAY GE R K E N , CFA Chairman WI L L I A M R. HU T C H I N S O N RI O R D A N RO E T T JE S WA L D W. SA L A C U S E	Officers
R.   JAY GE R K E N   , CFA
     President and Chief Executive Officer
AN D R E W   B.   SH O U P
     Senior Vice President and
     Chief Administrative Officer
FR A N C E S   M.   GU G G I N O
     Chief Financial Officer and Treasurer
RO B E R T   E.   AM O D E O
     Executive Vice President
CH A R L E S   K.   BA R D E S
     Executive Vice President
JA M E S   E.   CR A I G E , CFA
     Executive Vice President
TH O M A S   A.   CR O A K
     Executive Vice President
RO B E R T   FE I T L E R , JR .
     Executive Vice President
TH O M A S   K.   FL A N A G A N , CFA
     Executive Vice President
VI N C E N T   GA O
     Executive Vice President
JO H N   G.   GO O D E
     Executive Vice President
PE T E R   J.   HA B L E
     Executive Vice President
KE V I N   KE N N E D Y
     Executive Vice President
RO G E R   M.   LAVA N
     Executive Vice President
MA R K   J.   MC AL L I S T E R
     Executive Vice President
MI C H A E L   MC EL R O Y
     Executive Vice President
MA U R E E N   O’CA L L A G H A N
     Executive Vice President
BE T H   A.   SE M M E L , CFA
     Executive Vice President
PE T E R   J.   WI L B Y, CFA
     Executive Vice President
GE O R G E  J.   WI L L I A M S O N
     Executive Vice President
AN D R E W   BE A G L E Y
     Chief Anti-Money Laundering Compliance
     Officer and Chief Compliance Officer
WE N D Y   S.   SE T N I C K A
     Controller
RO B E R T   I.   FR E N K E L
     Secretary and Chief Legal Officer

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S A L O M O N     B R O T H E R S     I N S T I T U T I O N A L     M O N E Y     M A R K E T     F U N D

Salomon Brothers Institutional Money Market Fund

Salomon Brothers Institutional Investment Series*

Salomon Brothers Institutional
High Yield Bond Fund

The High Yield Bond Fund’s investment objective is to maximize total return. The Fund seeks to achieve its objective by investing primarily in a portfolio of high yield fixed-income securities, commonly known as “junk bonds’’, that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services. High Yield bonds generally entail increased credit and market risks, including a loss of your principal investment.

Salomon Brothers Institutional Emerging Markets Debt Fund

The Emerging Markets Debt Fund’s objective is to maximize total return. The Fund seeks to achieve its objective by investing at least 80% of its total assets in debt securities of government, government-related and corporate issuers in emerging market countries. Securities of foreign companies and governments, including emerging markets, involve risks beyond those of domestic investments.

125 Broad Street 10th Floor, MF-2 New York, New York 10004 1-888-347-6028
IN V E S T M E N T MA N A G E R
Salomon Brothers Asset Management Inc 399 Park Avenue New York, New York 10022
DI S T R I B U T O R
Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013
CU S T O D I A N
State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02110
TR A N S F E R AG E N T
PFPC Inc. P.O. Box 9699 Providence, Rhode Island 02940-9699
LE G A L CO U N S E L
Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017
IN D E P E N D E N T RE G I S T E R E D PU B L I C AC C O U N T I N G FI R M
PricewaterhouseCoopers LLP 300 Madison Avenue New York, New York 10017

*	For more complete information about Salomon Brothers Institutional Investment Series, you may obtain a Prospectus by calling 1-800-725-6666. Please read the prospectus carefully before you invest or send money.

This report is submitted for the general information of the shareholders of Salomon Brothers Institutional Money Market Fund.

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

Salomon Brothers
Institutional
Money Market Fund

Annual Report

D E C E M B E R   3 1 , 2 0 0 4

PFPC Inc.
P. O. Box 9699
Providence,. Rhode Island 02940-9699

FIRST-CLASS U.S. POSTAGE PAID NORTH READING, MA 105 PERMIT NO.

INSTMMANN 12/04
05-7813

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that William
R. Hutchinson, the Chairman of the Board’s Audit Committee,
possesses the technical attributes identified in Instruction 2(b) of
Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Hutchinson as the Audit Committee’s financial expert. Mr. Hutchinson is an “independent” Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a)	Audit Fees for Salomon Brothers Series Funds Inc. were $282,000 and $307,000 for the years ended 12/31/04 and 12/31/03, respectively.

(b)	Audit-Related Fees for Salomon Brothers Series Funds Inc. were $0 and $0 for the years ended 12/31/04 and 12/31/03.

In addition, there were no Audit-Related Fees billed in the years ended 12/31/04 and 12/31/03 for assurance and related services by the Accountant to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Salomon Brothers Series Funds Inc. (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the period May 6, 2003 to December 31, 2004 (prior to May 6, 2003 services provided by the Accountant were not required to be pre-approved).

(c)	Tax Fees for Salomon Brothers Series Funds Inc. were $32,700 and $36,800 for the years ended 12/31/04 and 12/31/03. These amounts represent aggregate fees paid for tax compliance and tax advice, which includes (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Salomon Brothers Series Funds Inc.

There were no fees billed for tax services by the Accountants to service affiliates for the period May 6, 2003 through December 31, 2004 that required pre-approval by the Audit Committee.

(d)	There were no All Other Fees for Salomon Brothers Series Funds Inc. for the years ended 12/31/04 and 12/31/03.

All Other Fees. The aggregate fees billed for all other non-audit services rendered by the Accountant to Salomon Brothers Asset Management (“SBAM”), and any entity controlling, controlled by or under common control with SBAM that provided ongoing services to Salomon Brothers Series Funds Inc., requiring pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2004, which included the issuance of reports on internal control under SAS No. 70 relating to various Citigroup Asset Management (“CAM”) entities, a profitability review of the Adviser, and phase 1 of an analysis of Citigroup’s current and future real estate occupancy requirements in the tri-state area and security risk issues in the New York metro region, were $1.39 million; all of which were pre-approved by the Audit Committee.

(e)	(1) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent registered public accounting firm public accounting firm to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the independent registered public accounting firm. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent registered public accounting firm, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Salomon Brothers Series Funds Inc., the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03; Tax Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03. There were no Other Fees paid by the Salomon Brothers Series Funds Inc.

(f)	N/A

(g)	Non-audit fees billed by the Accountant for services rendered to Salomon Brothers Series Funds Inc. and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Salomon Brothers Series Funds Inc. were $3.5 million and $6.4 million for the years ended 12/31/04 and 12/31/03.

(h)	Yes. The Salomon Brothers Series Funds Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Accountant to the Salomon Brothers Series Funds Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6	[RESERVED]

ITEM 7	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8	[RESERVED]

ITEM 9	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 10	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Series Funds Inc

Date:	March 10, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Salomon Brothers Series Funds Inc

Date:	March 10, 2005

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Salomon Brothers Series Funds Inc

Date:	March 10, 2005